SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Active Allocation Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.09	0.09	0.09	0.09	0.09	0.09

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.14	0.14	0.14	0.14	0.08	0.07[2]

Acquired Fund Fees and Expenses	0.53	0.53	0.53	0.53	0.53	0.53

Total Annual Fund Operating Expenses	1.00	1.76	1.26	0.76	0.70	0.69

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$646	$851	$1,072	$1,707

Class C	$279	$554	$954	$1,873

Class R	$128	$400	$692	$1,523

Class Y	$78	$243	$422	$942

Class R5	$72	$224	$390	$871

Class R6	$70	$221	$384	$859

O-OPSAA-SUMSTAT-SUP-1

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$646	$851	$1,072	$1,707

Class C	$179	$554	$954	$1,873

Class R	$128	$400	$692	$1,523

Class Y	$78	$243	$422	$942

Class R5	$72	$224	$390	$871

Class R6	$70	$221	$384	$859

O-OPSAA-SUMSTAT-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco Income Allocation Fund
(the “Fund”)
This supplement amends the Statutory Prospectus for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.18	0.18	0.18	0.18	0.16	0.09

Acquired Fund Fees and Expenses	0.45	0.45	0.45	0.45	0.45	0.45

Total Annual Fund Operating Expenses	0.88	1.63	1.13	0.63	0.61	0.54

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$635	$815	$1,011	$1,575

Class C	$266	$514	$887	$1,732

Class R	$115	$359	$622	$1,375

Class Y	$64	$202	$351	$786

Class R5	$62	$195	$340	$762

Class R6	$55	$173	$302	$677

INCAL-STATPRO-SUP-1

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$635	$815	$1,011	$1,575

Class C	$166	$514	$887	$1,732

Class R	$115	$359	$622	$1,375

Class Y	$64	$202	$351	$786

Class R5	$62	$195	$340	$762

Class R6	$55	$173	$302	$677

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.61%)	2.45%	6.67%	11.06%	15.64%	20.40%	25.36%	30.53%	35.91%	41.51%

End of Year Balance	$9,839.34	$10,244.72	$10,666.80	$11,106.28	$11,563.85	$12,040.28	$12,536.34	$13,052.84	$13,590.62	$14,150.55

Estimated Annual Expenses	$634.87	$88.37	$92.01	$95.80	$99.75	$103.86	$108.14	$112.59	$117.23	$122.06

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%

End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13

Estimated Annual Expenses	$89.81	$93.51	$97.37	$101.38	$105.55	$109.90	$114.43	$119.15	$124.05	$129.17

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	0.88%	0.88%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.37%	6.85%	10.45%	14.18%	18.02%	22.00%	26.11%	30.36%	35.73%	41.33%

End of Year Balance	$10,337.00	$10,685.36	$11,045.45	$11,417.69	$11,802.46	$12,200.20	$12,611.35	$13,036.35	$13,573.45	$14,132.68

INCAL-STATPRO-SUP-1

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Estimated Annual Expenses	$165.75	$171.33	$177.11	$183.07	$189.24	$195.62	$202.21	$209.03	$117.08	$121.91

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%

End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45

Estimated Annual Expenses	$115.19	$119.64	$124.27	$129.08	$134.08	$139.27	$144.66	$150.26	$156.07	$162.11

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.37%	8.93%	13.69%	18.66%	23.84%	29.26%	34.91%	40.80%	46.95%	53.38%

End of Year Balance	$10,437.00	$10,893.10	$11,369.13	$11,865.96	$12,384.50	$12,925.70	$13,490.55	$14,080.09	$14,695.39	$15,337.58

Estimated Annual Expenses	$64.38	$67.19	$70.13	$73.19	$76.39	$79.73	$83.21	$86.85	$90.64	$94.60

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.39%	8.97%	13.76%	18.75%	23.96%	29.41%	35.09%	41.02%	47.21%	53.67%

End of Year Balance	$10,439.00	$10,897.27	$11,375.66	$11,875.05	$12,396.37	$12,940.57	$13,508.66	$14,101.69	$14,720.75	$15,367.00

Estimated Annual Expenses	$62.34	$65.08	$67.93	$70.91	$74.03	$77.28	$80.67	$84.21	$87.91	$91.77

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.46%	9.12%	13.99%	19.07%	24.38%	29.93%	35.72%	41.78%	48.10%	54.70%

End of Year Balance	$10,446.00	$10,911.89	$11,398.56	$11,906.94	$12,437.99	$12,992.72	$13,572.20	$14,177.52	$14,809.83	$15,470.35

Estimated Annual Expenses	$55.20	$57.67	$60.24	$62.92	$65.73	$68.66	$71.73	$74.92	$78.27	$81.76

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
INCAL-STATPRO-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco International Diversified Fund
(the “Fund”)
This supplement amends the Statutory Prospectus for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.19	0.19	0.19	0.19	0.10	0.04

Acquired Fund Fees and Expenses	0.83	0.83	0.83	0.83	0.83	0.83

Total Annual Fund Operating Expenses	1.27	2.02	1.52	1.02	0.93	0.87

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$305	$634	$1,088	$2,155

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

Class R5	$95	$296	$515	$1,143

Class R6	$89	$278	$482	$1,073

O-IDIV-STATPRO-SUP-1

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$205	$634	$1,088	$2,155

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

Class R5	$95	$296	$515	$1,143

Class R6	$89	$278	$482	$1,073

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.98%)	1.68%	5.47%	9.41%	13.49%	17.72%	22.11%	26.67%	31.39%	36.29%

End of Year Balance	$9,802.49	$10,168.12	$10,547.39	$10,940.81	$11,348.90	$11,772.21	$12,211.32	$12,666.80	$13,139.27	$13,629.36

Estimated Annual Expenses	$672.25	$126.81	$131.54	$136.45	$141.54	$146.82	$152.30	$157.98	$163.87	$169.98

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.73%	7.60%	11.61%	15.78%	20.09%	24.57%	29.22%	34.04%	39.04%	44.23%

End of Year Balance	$10,373.00	$10,759.91	$11,161.26	$11,577.57	$12,009.42	$12,457.37	$12,922.03	$13,404.02	$13,903.99	$14,422.61

Estimated Annual Expenses	$129.37	$134.19	$139.20	$144.39	$149.78	$155.36	$161.16	$167.17	$173.41	$179.87

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	1.27%	1.27%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	2.98%	6.05%	9.21%	12.46%	15.81%	19.27%	22.82%	26.48%	31.20%	36.09%

End of Year Balance	$10,298.00	$10,604.88	$10,920.91	$11,246.35	$11,581.49	$11,926.62	$12,282.03	$12,648.04	$13,119.81	$13,609.18

O-IDIV-STATPRO-SUP-1

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Estimated Annual Expenses	$205.01	$211.12	$217.41	$223.89	$230.56	$237.43	$244.51	$251.79	$163.63	$169.73

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.48%	7.08%	10.81%	14.66%	18.65%	22.78%	27.06%	31.48%	36.05%	40.79%

End of Year Balance	$10,348.00	$10,708.11	$11,080.75	$11,466.36	$11,865.39	$12,278.31	$12,705.59	$13,147.75	$13,605.29	$14,078.75

Estimated Annual Expenses	$154.64	$160.03	$165.60	$171.36	$177.32	$183.49	$189.88	$196.49	$203.32	$210.40

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.98%	8.12%	12.42%	16.90%	21.55%	26.39%	31.42%	36.65%	42.09%	47.74%

End of Year Balance	$10,398.00	$10,811.84	$11,242.15	$11,689.59	$12,154.83	$12,638.60	$13,141.61	$13,664.65	$14,208.50	$14,774.00

Estimated Annual Expenses	$104.03	$108.17	$112.48	$116.95	$121.61	$126.45	$131.48	$136.71	$142.15	$147.81

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%

End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38

Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.13%	8.43%	12.91%	17.57%	22.43%	27.48%	32.75%	38.23%	43.94%	49.89%

End of Year Balance	$10,413.00	$10,843.06	$11,290.88	$11,757.19	$12,242.76	$12,748.39	$13,274.89	$13,823.15	$14,394.04	$14,988.52

Estimated Annual Expenses	$88.80	$92.46	$96.28	$100.26	$104.40	$108.71	$113.20	$117.88	$122.74	$127.81

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
O-IDIV-STATPRO-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Select Risk: Conservative Investor Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.17	0.17	0.17	0.17	0.07	0.07

Acquired Fund Fees and Expenses	0.45	0.45	0.45	0.45	0.45	0.45

Total Annual Fund Operating Expenses	0.86	1.62	1.12	0.62	0.52	0.52

1
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$633	$809	$1,001	$1,552

Class C	$265	$511	$881	$1,719

Class R	$114	$356	$617	$1,363

Class Y	$63	$199	$346	$774

Class R5	$53	$167	$291	$653

Class R6	$53	$167	$291	$653

O-OPSCI-SUMSTAT-SUP-1

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$633	$809	$1,001	$1,552

Class C	$165	$511	$881	$1,719

Class R	$114	$356	$617	$1,363

Class Y	$63	$199	$346	$774

Class R5	$53	$167	$291	$653

Class R6	$53	$167	$291	$653

O-OPSCI-SUMSTAT-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco Select Risk: Growth Investor Fund
(the “Fund")
This supplement amends the Statutory Prospectus for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading "Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	S	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	S	Y	R5	R6
Management Fees	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	0.15	None	None	None

Other Expenses	0.18	0.18	0.18	0.18	0.18	0.13	0.13

Acquired Fund Fees and Expenses	0.54	0.54	0.54	0.54	0.54	0.54	0.54

Total Annual Fund Operating Expenses	0.97	1.72	1.22	0.87	0.72	0.67	0.67

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
GAL-STATPRO-SUP-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$644	$842	$1,057	$1,674

Class C	$275	$542	$933	$1,831

Class R	$124	$387	$670	$1,477

Class S	$89	$278	$482	$1,073

Class Y	$74	$230	$401	$894

Class R5	$68	$214	$373	$835

Class R6	$68	$214	$373	$835

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$644	$842	$1,057	$1,674

Class C	$175	$542	$933	$1,831

Class R	$124	$387	$670	$1,477

Class S	$89	$278	$482	$1,073

Class Y	$74	$230	$401	$894

Class R5	$68	$214	$373	$835

Class R6	$68	$214	$373	$835

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.69%)	2.27%	6.39%	10.68%	15.14%	19.78%	24.61%	29.63%	34.85%	40.29%

End of Year Balance	$9,830.84	$10,227.02	$10,639.17	$11,067.92	$11,513.96	$11,977.97	$12,460.69	$12,962.85	$13,485.26	$14,028.71

Estimated Annual Expenses	$643.51	$97.28	$101.20	$105.28	$109.52	$113.94	$118.53	$123.30	$128.27	$133.44

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

GAL-STATPRO-SUP-1

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%

End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20

Estimated Annual Expenses	$98.95	$102.94	$107.09	$111.41	$115.90	$120.57	$125.43	$130.48	$135.74	$141.21

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	0.97%	0.97%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.28%	6.67%	10.17%	13.78%	17.51%	21.37%	25.35%	29.46%	34.68%	40.10%

End of Year Balance	$10,328.00	$10,666.76	$11,016.63	$11,377.97	$11,751.17	$12,136.61	$12,534.69	$12,945.83	$13,467.54	$14,010.29

Estimated Annual Expenses	$174.82	$180.55	$186.48	$192.59	$198.91	$205.43	$212.17	$219.13	$128.10	$133.27

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%

End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28

Estimated Annual Expenses	$124.31	$129.00	$133.88	$138.94	$144.19	$149.64	$155.30	$161.17	$167.26	$173.59

Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.13%	8.43%	12.91%	17.57%	22.43%	27.48%	32.75%	38.23%	43.94%	49.89%

End of Year Balance	$10,413.00	$10,843.06	$11,290.88	$11,757.19	$12,242.76	$12,748.39	$13,274.89	$13,823.15	$14,394.04	$14,988.52

Estimated Annual Expenses	$88.80	$92.46	$96.28	$100.26	$104.40	$108.71	$113.20	$117.88	$122.74	$127.81

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.28%	8.74%	13.40%	18.25%	23.31%	28.59%	34.09%	39.83%	45.82%	52.06%

End of Year Balance	$10,428.00	$10,874.32	$11,339.74	$11,825.08	$12,331.19	$12,858.97	$13,409.33	$13,983.25	$14,581.74	$15,205.83

Estimated Annual Expenses	$73.54	$76.69	$79.97	$83.39	$86.96	$90.68	$94.57	$98.61	$102.83	$107.24

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.33%	8.85%	13.56%	18.48%	23.61%	28.96%	34.54%	40.37%	46.45%	52.79%

End of Year Balance	$10,433.00	$10,884.75	$11,356.06	$11,847.78	$12,360.78	$12,896.01	$13,454.40	$14,036.98	$14,644.78	$15,278.90

Estimated Annual Expenses	$68.45	$71.41	$74.51	$77.73	$81.10	$84.61	$88.27	$92.10	$96.08	$100.24

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.33%	8.85%	13.56%	18.48%	23.61%	28.96%	34.54%	40.37%	46.45%	52.79%

GAL-STATPRO-SUP-1

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
End of Year Balance	$10,433.00	$10,884.75	$11,356.06	$11,847.78	$12,360.78	$12,896.01	$13,454.40	$14,036.98	$14,644.78	$15,278.90

Estimated Annual Expenses	$68.45	$71.41	$74.51	$77.73	$81.10	$84.61	$88.27	$92.10	$96.08	$100.24

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
GAL-STATPRO-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Select Risk: High Growth Investor Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund" in the Summary Prospectus and the information appearing under the heading "Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses	0.14	0.14	0.14	0.14	0.11	0.11

Acquired Fund Fees and Expenses	0.55	0.55	0.55	0.55	0.55	0.55

Total Annual Fund Operating Expenses	0.93	1.69	1.19	0.69	0.66	0.66

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$640	$830	$1,036	$1,630

Class C	$272	$533	$918	$1,796

Class R	$121	$378	$654	$1,443

Class Y	$70	$221	$384	$859

Class R5	$67	$211	$368	$822

Class R6	$67	$211	$368	$822

O-OPSGI-SUMSTAT-SUP

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$640	$830	$1,036	$1,630

Class C	$172	$533	$918	$1,796

Class R	$121	$378	$654	$1,443

Class Y	$70	$221	$384	$859

Class R5	$67	$211	$368	$822

Class R6	$67	$211	$368	$822

O-OPSGI-SUMSTAT-SUP

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco Select Risk: Moderate Investor Fund
(the “Fund")
This supplement amends the Statutory Prospectus for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading "Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	S	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	S	Y	R5	R6
Management Fees	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	0.15	None	None	None

Other Expenses	0.13	0.13	0.13	0.13	0.13	0.05	0.05

Acquired Fund Fees and Expenses	0.52	0.52	0.52	0.52	0.52	0.52	0.52

Total Annual Fund Operating Expenses	0.89	1.65	1.15	0.80	0.65	0.57	0.57

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other muutal funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
OPSMI-STATPRO-SUP-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$636	$818	$1,016	$1,586

Class C	$268	$520	$897	$1,752

Class R	$117	$365	$633	$1,398

Class S	$82	$255	$444	$990

Class Y	$66	$208	$362	$810

Class R5	$58	$183	$318	$714

Class R6	$58	$183	$318	$714

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$636	$818	$1,016	$1,586

Class C	$168	$520	$897	$1,752

Class R	$117	$365	$633	$1,398

Class S	$82	$255	$444	$990

Class Y	$66	$208	$362	$810

Class R5	$58	$183	$318	$714

Class R6	$58	$183	$318	$714

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.62%)	2.43%	6.64%	11.02%	15.58%	20.33%	25.28%	30.43%	35.79%	41.37%

End of Year Balance	$9,838.40	$10,242.75	$10,663.73	$11,102.01	$11,558.30	$12,033.35	$12,527.92	$13,042.82	$13,578.88	$14,136.97

Estimated Annual Expenses	$635.83	$89.36	$93.03	$96.86	$100.84	$104.98	$109.30	$113.79	$118.47	$123.34

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

OPSMI-STATPRO-SUP-1

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Cumulative Return After Expenses	4.11%	8.39%	12.84%	17.48%	22.31%	27.34%	32.57%	38.02%	43.69%	49.60%

End of Year Balance	$10,411.00	$10,838.89	$11,284.37	$11,748.16	$12,231.01	$12,733.70	$13,257.06	$13,801.92	$14,369.18	$14,959.75

Estimated Annual Expenses	$90.83	$94.56	$98.45	$102.49	$106.71	$111.09	$115.66	$120.41	$125.36	$130.51

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	0.89%	0.89%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.35%	6.81%	10.39%	14.09%	17.91%	21.86%	25.94%	30.16%	35.51%	41.08%

End of Year Balance	$10,335.00	$10,681.22	$11,039.04	$11,408.85	$11,791.05	$12,186.05	$12,594.28	$13,016.19	$13,551.15	$14,108.11

Estimated Annual Expenses	$167.76	$173.38	$179.19	$185.20	$191.40	$197.81	$204.44	$211.29	$118.22	$123.08

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.85%	7.85%	12.00%	16.31%	20.79%	25.44%	30.27%	35.29%	40.49%	45.90%

End of Year Balance	$10,385.00	$10,784.82	$11,200.04	$11,631.24	$12,079.04	$12,544.09	$13,027.03	$13,528.57	$14,049.42	$14,590.33

Estimated Annual Expenses	$117.21	$121.73	$126.41	$131.28	$136.33	$141.58	$147.03	$152.69	$158.57	$164.68

Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.20%	8.58%	13.14%	17.89%	22.84%	28.00%	33.37%	38.98%	44.81%	50.90%

End of Year Balance	$10,420.00	$10,857.64	$11,313.66	$11,788.83	$12,283.97	$12,799.89	$13,337.49	$13,897.66	$14,481.36	$15,089.58

Estimated Annual Expenses	$81.68	$85.11	$88.69	$92.41	$96.29	$100.34	$104.55	$108.94	$113.52	$118.28

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.35%	8.89%	13.63%	18.57%	23.73%	29.11%	34.72%	40.59%	46.70%	53.08%

End of Year Balance	$10,435.00	$10,888.92	$11,362.59	$11,856.86	$12,372.64	$12,910.85	$13,472.47	$14,058.52	$14,670.07	$15,308.21

Estimated Annual Expenses	$66.41	$69.30	$72.32	$75.46	$78.75	$82.17	$85.75	$89.48	$93.37	$97.43

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.43%	9.06%	13.89%	18.93%	24.20%	29.70%	35.45%	41.45%	47.72%	54.26%

End of Year Balance	$10,443.00	$10,905.62	$11,388.74	$11,893.27	$12,420.14	$12,970.35	$13,544.94	$14,144.98	$14,771.60	$15,425.98

Estimated Annual Expenses	$58.26	$60.84	$63.54	$66.35	$69.29	$72.36	$75.57	$78.92	$82.41	$86.06

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.43%	9.06%	13.89%	18.93%	24.20%	29.70%	35.45%	41.45%	47.72%	54.26%

OPSMI-STATPRO-SUP-1

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
End of Year Balance	$10,443.00	$10,905.62	$11,388.74	$11,893.27	$12,420.14	$12,970.35	$13,544.94	$14,144.98	$14,771.60	$15,425.98

Estimated Annual Expenses	$58.26	$60.84	$63.54	$66.35	$69.29	$72.36	$75.57	$78.92	$82.41	$86.06

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
OPSMI-STATPRO-SUP-1

SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco Select Risk: Moderately Conservative Investor Fund
(the “Fund")
This supplement amends the Statutory Prospectus for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading "Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	S	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	S	Y	R5	R6
Management Fees	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	0.15	None	None	None

Other Expenses	0.19	0.19	0.19	0.19	0.19	0.12	0.12

Acquired Fund Fees and Expenses	0.49	0.49	0.49	0.49	0.49	0.49	0.49

Total Annual Fund Operating Expenses	0.93	1.68	1.18	0.83	0.68	0.61	0.61

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
CAL-STATPRO-SUP-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$640	$830	$1,036	$1,630

Class C	$271	$530	$913	$1,788

Class R	$120	$375	$649	$1,432

Class S	$85	$265	$460	$1,025

Class Y	$69	$218	$379	$847

Class R5	$62	$195	$340	$762

Class R6	$62	$195	$340	$762

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$640	$830	$1,036	$1,630

Class C	$171	$530	$913	$1,788

Class R	$120	$375	$649	$1,432

Class S	$85	$265	$460	$1,025

Class Y	$69	$218	$379	$847

Class R5	$62	$195	$340	$762

Class R6	$62	$195	$340	$762

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” in the Statutory Prospectus:
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period;
•
Your investment has a 5% return before expenses each year;
•
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
•
Hypotheticals both with and without any applicable initial sales charge applied; and
•
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	(1.65%)	2.35%	6.51%	10.85%	15.36%	20.06%	24.94%	30.03%	35.32%	40.83%

End of Year Balance	$9,834.62	$10,234.88	$10,651.44	$11,084.96	$11,536.12	$12,005.64	$12,494.26	$13,002.78	$13,531.99	$14,082.75

Estimated Annual Expenses	$639.67	$93.32	$97.12	$101.07	$105.19	$109.47	$113.92	$118.56	$123.39	$128.41

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

CAL-STATPRO-SUP-1

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%

End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38

Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	0.93%	0.93%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.32%	6.75%	10.29%	13.96%	17.74%	21.65%	25.69%	29.86%	35.15%	40.65%

End of Year Balance	$10,332.00	$10,675.02	$11,029.43	$11,395.61	$11,773.94	$12,164.84	$12,568.71	$12,985.99	$13,514.52	$14,064.56

Estimated Annual Expenses	$170.79	$176.46	$182.32	$188.37	$194.62	$201.09	$207.76	$214.66	$123.23	$128.24

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	3.82%	7.79%	11.90%	16.18%	20.62%	25.22%	30.01%	34.97%	40.13%	45.48%

End of Year Balance	$10,382.00	$10,778.59	$11,190.33	$11,617.81	$12,061.61	$12,522.36	$13,000.71	$13,497.34	$14,012.94	$14,548.23

Estimated Annual Expenses	$120.25	$124.85	$129.62	$134.57	$139.71	$145.05	$150.59	$156.34	$162.31	$168.51

Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%

End of Year Balance	$10,417.00	$10,851.39	$11,303.89	$11,775.26	$12,266.29	$12,777.80	$13,310.63	$13,865.68	$14,443.88	$15,046.19

Estimated Annual Expenses	$84.73	$88.26	$91.94	$95.78	$99.77	$103.93	$108.27	$112.78	$117.48	$122.38

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.32%	8.83%	13.53%	18.43%	23.55%	28.89%	34.45%	40.26%	46.32%	52.64%

End of Year Balance	$10,432.00	$10,882.66	$11,352.79	$11,843.23	$12,354.86	$12,888.59	$13,445.38	$14,026.22	$14,632.15	$15,264.26

Estimated Annual Expenses	$69.47	$72.47	$75.60	$78.87	$82.27	$85.83	$89.54	$93.40	$97.44	$101.65

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.39%	8.97%	13.76%	18.75%	23.96%	29.41%	35.09%	41.02%	47.21%	53.67%

End of Year Balance	$10,439.00	$10,897.27	$11,375.66	$11,875.05	$12,396.37	$12,940.57	$13,508.66	$14,101.69	$14,720.75	$15,367.00

Estimated Annual Expenses	$62.34	$65.08	$67.93	$70.91	$74.03	$77.28	$80.67	$84.21	$87.91	$91.77

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Cumulative Return After Expenses	4.39%	8.97%	13.76%	18.75%	23.96%	29.41%	35.09%	41.02%	47.21%	53.67%

CAL-STATPRO-SUP-1

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
End of Year Balance	$10,439.00	$10,897.27	$11,375.66	$11,875.05	$12,396.37	$12,940.57	$13,508.66	$14,101.69	$14,720.75	$15,367.00

Estimated Annual Expenses	$62.34	$65.08	$67.93	$70.91	$74.03	$77.28	$80.67	$84.21	$87.91	$91.77

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
CAL-STATPRO-SUP-1